SHORT-TERM DEBT AND LONG-TERM DEBT - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount of loans and Financing	R$ 11,029,354	R$ 10,952,983
Interest accrued of loans and Financing	150,263	156,803
Total	R$ 11,179,617	R$ 11,109,786